Statement of Changes in Net Assets Available for Benefits - EBP 105 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net increase in Plan's interest in Verizon Master Savings Trust	$ 36,098
Total investment income	36,098
Interest income on notes receivable from participants	293
Contributions:
Participant contributions	5,266
Employer contributions	1,759
Total contributions	7,025
Deductions:
Benefits paid to participants	33,126
Administrative expenses	491
Total deductions	33,617
Net increase	9,799
Net assets available for benefits
Beginning of year	317,538
End of year	$ 327,337